Investments in Subsidiaries/Affiliates	12 Months Ended
Mar. 31, 2017
Subsidiaries
Investments in Subsidiaries/Affiliates

30. Subsidiaries

HDB Financial Services Limited (“HDBFSL”) is a non-deposit taking non-bank finance company and a subsidiary of the Bank. As at March 31, 2017, HDFC Bank Ltd. and its subsidiaries effectively hold 96.8%. The financial statements of HDBFSL are consolidated.

On December 1, 2016, Atlas Documentary Facilitators Company Private Limited (“ADFC”) and its subsidiary HBL Global Private Limited (“HBL”) amalgamated with HDBFSL. ADFC specializes in back office processing and the Bank regularly transacts business with ADFC. As of the date of amalgamation the Bank effectively held 59.0% equity interests of ADFC and consolidated its financial statements. HBL provides direct sales support for certain products of the Bank. As of date of amalgamation ADFC held 98.0% of its equity and the financial statements of HBL were consolidated.

In terms of the scheme of amalgamation HDBFSL issued 7,540,515 equity shares of Rs. 10 each to ADFC equity shareholders (in the ratio of 16.75 HDBFSL equity shares of Rs. 10 each for every 1 (one) equity share of Rs. 10/- of ADFC) and it also issued 20,470 HDBFSL equity shares of Rs. 10 each to HBL equity shareholders (in the ratio of 102.35 HDBFSL equity shares of Rs. 10 each for every 1 (one) equity share of Rs. 10 of HBL). In terms of the scheme of amalgamation it was agreed that the “effective date” of the amalgamation would be the date or the last of the dates on which the certified copies of the orders passed by the High Court of Judicature at Bombay and the High Court of Judicature at Gujarat, approving the scheme, are filed by each of the Transferor Companies (viz. ADFC and HBL) and the Transferee Company (viz. HDBFSL) with the respective Registrar of Companies (ROC). Accordingly, December 1, 2016 is determined as the “Effective Date” of the Scheme of Amalgamation between ADFC and HBL with HDBFSL being the last of the dates on which the certified copy of the Bombay High Court order approving the Scheme was filed with the ROC by the transferor companies.

The amalgamation did not have a material impact on the Bank’s financial condition and results of operation since the financial statements of the three named companies i.e., HDBFSL, ADFC and HBL were hitherto also consolidated by the Bank.

HDFC Securities Ltd. (“HSL”) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As at March 31, 2017 the Bank holds a 97.9% effective equity interest. The financial statements of HSL are consolidated.

Others
Investments in Subsidiaries/Affiliates

31. Investments in Affiliates

The Bank frequently partners with other HDFC group companies when making investments. The Bank currently has two strategic investments in which HDFC group companies are co-investors. Without the prior approval of the RBI, the Bank cannot hold more than a 30% equity stake in another company. The following is a list of investments in affiliates as at March 31, 2017:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	9.8	12.1%	23.2%

Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%

International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%

The holdings in the above-mentioned companies are accounted for under the equity method of accounting. The increase/(decrease) in the carrying value in these companies was Rs. 47.7 million in fiscal March 31, 2017 (previous year Rs. 50.3 million). This is included under non-interest revenue—other, net.